Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,258,000
Previously Paid Amount	0.00
Total Fee Amount	311.83
Total Offset Amount	0.00
Net Fee	311.83
Narrative - Max Aggregate Offering Price	$ 2,258,000
Final Prospectus	true